FAIR VALUE MEASUREMENT - Financial assets and liabilities that were measured at fair value, on a recurring basis (Details) - USD ($) $ in Thousands	24 Months Ended
	Dec. 31, 2022	Sep. 16, 2022	Jul. 18, 2022	Dec. 31, 2021	Feb. 01, 2021
Liabilities
Warrants outstanding (in shares)	1,507,500
Number of warrants to purchase shares issued		12,293,543
Private Warrants
Liabilities
Warrants outstanding (in shares)	232,500		232,500
LBF Travel Inc
Liabilities
Undiscounted maximum payment under earn-out consideration represents arrangements	$ 2,700
ITHAX | Private Warrants | Private Placement [Member]
Liabilities
Number of warrants to purchase shares issued					675,000
Fair Value, Recurring
Liabilities
LBF earn-out consideration				$ 597
Fair Value, Recurring | Private Warrants
Liabilities
Warrant liability - private warrants	1,293
Fair Value, Recurring | Level 3
Liabilities
LBF earn-out consideration				$ 597
Fair Value, Recurring | Level 3 | Private Warrants
Liabilities
Warrant liability - private warrants	$ 1,293